Convertible Debentures (Tables)	12 Months Ended
Jul. 31, 2022
Disclosure of detailed information about borrowings [line items]
Schedule of convertible debentures
	Note	July 31, 2022	July 31, 2021
		$	$
Unsecured convertible debenture- March 2019	(a)	-	3,406
Unsecured convertible debenture- December 2019	(b)	38,301	33,089
Total convertible debentures		38,301	36,495
Current		38,301	3,406
Non-Current		-	33,089

Unsecured convertible debenture- March 2019
Disclosure of detailed information about borrowings [line items]
Schedule of convertible debentures
Balance as at July 31, 2020	$-
Acquired on business combination	3,722
Interest payments	(372)
Interest expense	56
Balance as at July 31, 2021	$3,406
Interest expense	55
Debt repayment	(3,461)
Balance as at July 31, 2022	$-

Unsecured convertible debenture- December 2019
Disclosure of detailed information about borrowings [line items]
Schedule of convertible debentures
Balance as at July 31, 2020	$28,969
Interest expense	7,331
Interest paid	(3,211)
Balance as at July 31, 2021	$33,089
Interest expense	8,423
Interest paid	(3,211)
Balance as at July 31, 2022	$38,301